Segmental analysis - Adjusted results reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 50,429	$ 56,098	$ 53,780
Loan impairment charges and other credit risk provisions	(8,817)	(2,756)	(1,767)
Operating expenses	(34,432)	(42,349)	(34,659)
Share of profit in associates and joint ventures	1,597	2,354	2,536
Profit before tax	8,777	13,347	19,890
Significant items
Disclosure of operating segments [line items]
Revenue	63	683	(172)
Loan impairment charges and other credit risk provisions	0	0	0
Operating expenses	(2,973)	(9,607)	(1,656)
Share of profit in associates and joint ventures	(462)	0	0
Profit before tax	(3,372)	(8,924)	(1,828)
Operating segments
Disclosure of operating segments [line items]
Revenue	50,366	54,944	52,098
Loan impairment charges and other credit risk provisions	(8,817)	(2,627)	(1,620)
Operating expenses	(31,459)	(32,519)	(31,723)
Share of profit in associates and joint ventures	2,059	2,351	2,444
Profit before tax	12,149	22,149	21,199
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Revenue	50,366	54,944	52,098
Loan impairment charges and other credit risk provisions		(2,627)	(1,620)
Operating expenses	(31,459)	(32,519)	(31,723)
Share of profit in associates and joint ventures		2,351	2,444
Profit before tax		22,149	21,199
Corporate And Reconciling Items
Disclosure of operating segments [line items]
Revenue		471	1,854
Loan impairment charges and other credit risk provisions		(129)	(147)
Operating expenses		(223)	(1,280)
Share of profit in associates and joint ventures		3	92
Profit before tax		$ 122	$ 519